VTL Associates, LLC
225 Liberty Street

New York, New York, 10281-1008

August 25, 2017

VIA EDGAR

Securities and Exchange Commission Division of Investment Management 100 F Street, N.E. Washington, DC 20549-1090

Re:	Oppenheimer Revenue Weighted ETF Trust (the “Registrant”) Post-Effective Amendment No. 44 under the Securities Act and Amendment No. 46 under the Investment Company Act File Nos. 333-139501; 811-21993

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is transmitted herewith pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), on behalf of the Registrant for each of the following series:

Series (each a “Fund” and together the “Funds”)	Most Recent Post-Effective Amendment Pursuant to Securities Act Rule 485(b) (Accession Number and Date)
Oppenheimer Emerging Markets Revenue ETF	0000728889-17-000680	April 7, 2017
Oppenheimer Global Revenue ETF	0000728889-17-000680	April 7, 2017
Oppenheimer International Revenue ETF	0000728889-17-000680	April 7, 2017
Oppenheimer ESG Revenue ETF	0000728889-16-004022	October 21, 2017
Oppenheimer Global ESG ETF	0000728889-16-004022	October 21, 2017
Oppenheimer Financials Sector Revenue ETF	0000891092-16-018420	October 28, 2017
Oppenheimer Large Cap Revenue ETF	0000891092-16-018420	October 28, 2017
Oppenheimer Mid Cap Revenue ETF	0000891092-16-018420	October 28, 2017
Oppenheimer Small Cap Revenue ETF	0000891092-16-018420	October 28, 2017
Oppenheimer Ultra Dividend Revenue ETF	0000891092-16-018420	October 28, 2017

This filing constitutes Post-Effective Amendment No. 44 under the Securities Act and Amendment No. 46 under the Investment Company Act (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”).

This filing is being made pursuant to Rule 485(a) under the Securities Act. The Amendment is not able to be effectively tagged to indicate changes due to the consolidation of multiple registration statements into one combined registration statement. A marked version of the Amendment against Post-Effective Amendments listed above can be sent to the Commission Staff upon request. The material differences between the disclosure in the filings referenced in the table above and the Amendment are:

•	modifications to each Fund's investment objective;
•	modifications to each Fund's fee table and related disclosure to implement a unitary fee structure;
•	modifications to each Fund’s principal investment strategies as it relates to the investment objective; and
•	modifications to additional disclosure in each prospectus and SAI related to each Fund's respective investment objective and fee structure.

 Except as noted above, the Amendment is not materially different from the disclosure contained in the Registrant's earlier Registration Statements filed under Rule 485(b) as listed above.

We anticipate that an amendment to the Registration Statement will be filed on or about October 25, 2017, including (i) incorporating by reference the audited financial statements of the Funds for the fiscal year ended June 30, 2017; (ii) responses to any comments of the Securities and Exchange Commission Staff on this filing; (iii) updated performance and expense information; and (iv) other, non-material changes. The Amendment and the subsequent filing should become effective on October 27, 2017, as indicated on the facing page of this Amendment.

The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to:

Emily Petkun Ast Vice President & Associate General Counsel OFI Global Asset Management, Inc. 225 Liberty Street New York, New York 10281-1008 212-323-5086 east@ofiglobal.com

Sincerely,
/s/ Emily Petkun Ast
Vice President & Associate General Counsel
cc:	Ropes & Gray LLP Andrew Murphy, Esq. Taylor Edwards Esq. Gloria LaFond